HEDGING INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Payroll and Other Operating Expense [Member]	Jun. 30, 2011 Payroll and Other Operating Expense [Member]	Jun. 30, 2012 Financial Income (Loss) [Member]	Jun. 30, 2011 Financial Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments			$ (604)	$ 486
The ineffective portion of the hedged instrument recorded as a financial income (loss)					(21)	6
Fair value of the hedging instruments recorded as liability	201	799
Total amount of net income expected to be reclassified on derivative instruments from accumulated other comprehensive income to earnings during the following six months	$ 201